Accrued expenses and other current liabilities (Tables)	6 Months Ended
Mar. 31, 2024
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities
	March 31,	September 30,
	2024	2023
	(unaudited)
Advances from third parties	$1,459,773	$-
Payroll payable	411,381	528,902
Interest payable	269,787	157,801
Accrued expenses	157,570	473,837
Accrued expenses and other current liabilities	$2,298,511	$1,160,540